CASH FLOW ITEMS - Changes in Non-Cash Working Capital Items and Non-Current Ore Stockpiles (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Cash Flow Statement [Abstract]
Receivables and other current assets	$ (1.8)	$ (6.7)
Inventories and non-current ore stockpiles	(21.3)	6.2
Accounts payable and accrued liabilities	24.4	20.1
Movements in non-cash working capital items and non-current ore stockpiles	$ 1.3	$ 19.6